Loans and Related Allowace for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2010
Loans and Related Allowance for Credit Losses [Abstract]
Interest Lost on Nonaccrual Loans	$ 472	$ 405	$ 281
Deposit Liabilities Reclassified as Loans Receivable	$ 620	$ 24
Number of troubled debt restructurings	0